30. OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	$ 132.1	$ 167.9
Other non-current liabilities	0.0	1.1
Other liabilities	132.1	169.0
Personnel payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	38.8	39.2
Other service related vendors
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	23.3	51.3
Accrued Liabilities
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	16.5	11.8
Concession fee payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	12.8	18.9
Sales tax and other tax liabilities
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	11.9	12.5
Payables for capital expenditure
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	11.1	14.4
Accrual for lease expenses
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	2.0	0.0
Payables to local business partners
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	0.8	1.0
Other payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other liabilities	$ 14.9	$ 19.9